Deferred Revenue	12 Months Ended
Mar. 31, 2024
Deferred Revenue [Abstract]
Deferred revenue

Note 5 — Deferred revenue

Deferred revenue as of March 31, 2023 and 2024 consisted of the following:

	As of March 31,
	2023	2024
	HKD	HKD	US$

Payments received from our clients in advance of performance obligations	$270,239	$296,304	$37,862

	As of March 31,
	2023	2024
	HKD	HKD	US$

Beginning balance	$248,809	$270,239	$34,531
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(244,484)	(266,740)	(34,084)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	265,914	292,805	37,415
Ending balance	$270,239	$296,304	$37,862

The Company expects to recognize majority of the deferred revenue in revenue as it provides services to its clients, which is expected to occur over the next 12 through 24 months. The Company elected to utilize the optional exemption to exclude from this disclosure the remaining performance obligations that have original expected duration of one year or less. As of March 31, 2023 and 2024, the estimated aggregate amount of the deferred revenue to be recognized in revenue beyond 12 months will be HKD nil and HKD 54,195 (US$6,925), respectively.